CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Cash and cash equivalents	309,862	199,818	219,757
Trade receivables, net of allowances for doubtful accounts of HK$nil, HK$nil and HK$nil as of April 30, 2011 and 2012, and December 31, 2012 respectively	257,299	282,869	270,763
Inventories (note 3)	97,467	128,387	117,733
Deposits, prepayment and other receivables (note 4)	35,471	20,514	8,357
Total current assets	700,099	631,588	616,610
Property, plant and equipment, net (note 5)	440,383	524,137	551,079
Prepaid lease payments, net (note 6)	23,719	24,753	26,237
Other assets	14,503	12,813	8,001
Intangible assets	438	438	0
Total assets	1,179,142	1,193,729	1,201,927
LIABILITIES AND SHAREHOLDERS' EQUITY
Bank borrowings (note 7)	96,892	156,866	169,710
Capital lease obligations (note 8)	0	303	5,311
Trade payables	151,436	121,964	127,987
Other payables and accruals (note 9)	115,715	115,109	80,811
Tax payable	25,225	72,936	56,389
Total current liabilities	389,268	467,178	440,208
Capital lease obligations (note 8)	0	0	303
Deferred tax liabilities (note 10)	11,629	14,504	15,156
Total liabilities	400,897	481,682	455,667
Commitments and contingencies (note 12)	0	0	0
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 16,733,196, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	112	112	131
Additional paid-in capital	85,332	77,967	169,973
Accumulated other comprehensive income	14,524	15,514	8,106
Retained earnings	678,277	618,454	568,050
Total shareholders' equity	778,245	712,047	746,260
Total liabilities and shareholders' equity	1,179,142	1,193,729	1,201,927